Subsequent Events (FY) (Details) - USD ($) $ in Millions	Nov. 26, 2019	Nov. 25, 2019
OneWater LLC [Member] | Subsequent Event [Member] | Wells Fargo [Member]
Line of Credit Facility [Abstract]
Credit facility, available borrowing capacity	$ 392.5	$ 292.5